Schedule IV - Reinsurance	12 Months Ended
Dec. 31, 2017
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
Schedule IV - Reinsurance
Schedule IV — Reinsurance

	Direct amount	Ceded to other Companies	Assumed from other Companies	Net amount	Percentage of amount assumed to net
	(in millions)
Life insurance in- force	$59,075.0	$58,373.3	$549.4	$1,251.1	43.9%
Premiums:
Life insurance	$239.4	$237.3	$3.1	$5.2	59.6%
Accident and health insurance	715.5	716.4	1.2	0.3	400.0%
Total earned premiums	$954.9	$953.7	$4.3	$5.5	78.2%
Benefits:
Life insurance	$345.6	$304.3	$13.1	$54.4	24.1%
Accident and health insurance	507.5	503.6	0.3	4.2	7.1%
Total policyholder benefits	$853.1	$807.9	$13.4	$58.6	22.9%
Union Security Insurance Company
for the year ended December 31, 2016
Schedule IV — Reinsurance

	Direct amount	Ceded to other Companies	Assumed from other Companies	Net amount	Percentage of amount assumed to net
	(in millions)
Life insurance in- force	$68,173.9	$68,066.3	$1,232.5	$1,340.1	92.0%
Premiums:
Life insurance	$269.6	$234.8	$5.9	$40.7	14.5%
Accident and health insurance	752.1	665.4	52.9	139.6	37.9%
Total earned premiums	$1,021.7	$900.2	$58.8	$180.3	32.6%
Benefits:
Life insurance	$379.6	$341.0	$16.3	$54.9	29.7%
Accident and health insurance	863.1	790.1	24.8	97.8	25.4%
Total policyholder benefits	$1,242.7	$1,131.1	$41.1	$152.7	26.9%
Union Security Insurance Company
for the year ended December 31, 2015
Schedule IV — Reinsurance

	Direct amount	Ceded to other Companies	Assumed from other Companies	Net amount	Percentage of amount assumed to net
	(in millions)
Life insurance in- force	$72,829.5	$9,245.1	$1,120.1	$64,704.5	1.7%
Premiums:
Life insurance	$275.1	$71.8	$5.6	$208.9	2.7%
Accident and health insurance	777.3	93.2	154.5	838.6	18.4%
Total earned premiums	$1,052.4	$165.0	$160.1	$1,047.5	15.3%
Benefits:
Life insurance	$355.1	$207.0	$17.3	$165.4	10.5%
Accident and health insurance	609.4	173.4	148.2	584.2	25.4%
Total policyholder benefits	$964.5	$380.4	$165.5	$749.6	22.1%